COSTS AND EXPENSES BY NATURE - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COSTS AND EXPENSES BY NATURE
Commodity cost (natural gas)	R$ (14,307,087)	R$ (7,211,545)	R$ (4,620,647)
Raw materials	(6,588,465)	(4,631,436)	(3,289,845)
Personnel expenses	(2,498,912)	(1,997,881)	(2,533,429)
Depreciation and amortization	(3,014,480)	(2,504,384)	(2,340,854)
Railroad transportation and port elevation expenses	(3,074,624)	(2,128,043)	(1,897,975)
Electricity purchased for resale	(260,891)	(968,503)	(927,913)
Construction cost	(1,217,818)	(1,020,176)	(885,630)
Other transport	(137,255)	(25,143)
Selling expenses	(23,505)	(23,638)	(23,387)
Expenses with third-party services	(888,195)	(751,486)
Cost of properties sold (Note 10.5)	(550,432)
Other	(1,444,083)	(897,789)	(731,869)
Total expenses by nature	(34,005,747)	(22,160,024)	(17,251,549)
Cost of sales	(30,753,137)	(19,864,248)	(14,999,823)
Selling expenses	(1,276,279)	(723,419)	(661,907)
General and administrative expenses	(1,976,331)	(1,572,357)	(1,589,819)
Total cost and expenses	R$ (34,005,747)	R$ (22,160,024)	R$ (17,251,549)